Schedule of Investments (unaudited) May 31, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 139.8%

California — 1.6%

Tobacco — 1.6%
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$500	$498,745

Maryland — 132.9%

Corporate — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminal, Inc., 5.75%, 09/01/25	320	321,632

County/City/Special District/School District — 27.1%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	655,792
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	246,898
City of Baltimore Maryland, Tax Allocation Bonds, Harbor Point Project, Series B(a):
3.70%, 06/01/39	200	165,100
3.88%, 06/01/46	300	225,672
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	1,745	2,153,103
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	564,790
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	218,300
County of Baltimore Maryland, Refunding RB, Riderwood Village, Inc., 4.00%, 01/01/50	500	517,500
County of Frederick Maryland, Tax Allocation Bonds, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	214,343
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	228,468
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	505,035
County of Prince George’s Maryland:
Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,289,219
Tax Allocation Bonds, Westphalia Town Center Project, 5.25%, 07/01/48(a)	300	289,665

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Suburban Sanitary Commission, GO, Consolidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	$875	$989,327

		8,263,212

Education — 20.0%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	378,011
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	504,980
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,517,346
University of Maryland Project, 5.00%, 07/01/39	500	531,210
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,059,310
Johns Hopkins University Project, Series A, 4.00%, 07/01/22(b)	10	10,795
Loyola University Maryland, Series A, 5.00%, 10/01/22(b)	900	1,001,025
Loyola University, Series A, 5.00%, 10/01/49	530	595,561
Maryland Institute College of Art, 5.00%, 06/01/29	500	524,590

		6,122,828

Health — 46.0%
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	463,335
County of Montgomery Maryland, RB, Trinity Health Credit Group:
4.00%, 12/01/44	750	791,850
5.00%, 12/01/45	750	844,065
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(b)	1,000	1,072,290

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/21(b)	$1,000	$1,070,150
Medstar Health Issue, Series A, 5.00%, 05/15/42	160	179,445
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	285,255
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	314,136
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	102,832
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,035,300
Charlestown Community, Series A, 5.00%, 01/01/45	500	547,735
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,260,100
Lifebridge Health Issue, 5.00%, 07/01/34	510	588,326
Lifebridge Health Issue, 4.13%, 07/01/47	500	526,210
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,084,100
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,063,030
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	745,199
University of Maryland, 5.00%, 07/01/35	200	224,840
University of Maryland, 4.00%, 07/01/41	500	524,590
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,057,150
Maryland Health & Higher Educational Facilities Authority, RB, UPMC Issue, Series B, 4.00%, 04/15/45	250	267,235

		14,047,173

Housing — 18.1%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	597,140
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	602,217
Gateway Village Apartments, 4.00%, 06/01/46	500	540,065

Security	Par (000)	Value

Housing (continued)
County of Montgomery Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	$500	$525,425
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	1,220	1,245,937
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 07/01/35	500	526,085
S/F Housing, Residential, Series A, 3.85%, 09/01/42	295	322,273
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	100	110,733
Series B, 3.35%, 09/01/42	1,000	1,053,340

		5,523,215

Transportation — 10.9%
Maryland EDC, ARB, AMT, Seagirt Marine Terminal Project, 5.00%, 06/01/49	250	257,225
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	500,000
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	104,943
State of Maryland Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	2,005,273
State of Maryland Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	469,043

		3,336,484

Utilities — 9.8%
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	100	119,945

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Sub-Water Projects, Series A, 5.00%, 07/01/46	$495	$584,847
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,147,410
Water Project, Series A, 5.00%, 07/01/43	1,000	1,130,700

		2,982,902

Total Municipal Bonds in Maryland		40,597,446

Puerto Rico — 5.3%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	107	103,311
Series A-1, 5.00%, 07/01/58	629	627,478
Series A-2, 4.33%, 07/01/40	175	167,492
Series A-2, 4.78%, 07/01/58	157	151,348

		1,049,629

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	200	200,482

Utilities — 1.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	200	195,506
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	160	160,059

		355,565

Total Municipal Bonds in Puerto Rico		1,605,676

Total Municipal Bonds — 139.8% (Cost — $41,449,599)		42,701,867

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 18.6%

Maryland — 10.7%

County/City/Special District/School District — 5.8%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	$1,500	$1,775,355

Utilities — 4.9%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,495,070

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		3,270,425

Washington — 7.9%

Transportation — 7.9%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,393,309

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.6% (Cost — $5,346,715)		5,663,734

Total Long-Term Investments — 158.4% (Cost — $46,796,314)		48,365,601

	Shares

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(d)(e)	500,477	500,627

Total Short-Term Securities — 1.6% (Cost — $500,579)		500,627

Total Investments — 160.0% (Cost — $47,296,893)		48,866,228

Other Assets Less Liabilities — 2.1%		622,863

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.9)%		(3,009,865)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (52.2)%		(15,944,851)

Net Assets Applicable to Common Shares — 100.0%		$30,534,375

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Maryland Municipal Bond Trust (BZM)

(e)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	399,228	101,249	(b)	—	500,477	$500,627	$4,387	$116	$88

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

EDC	Economic Development Corp.

GO	General Obligation Bonds

HRB	Housing Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$48,365,601	$—	$48,365,601
Short-Term Securities	500,627	—	—	500,627

	$500,627	$48,365,601	$—	$48,866,228

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)